FORM 24F-2

                          Annual Notice of Securities Sold
                              Pursuant to Rule 24f-2

1. Name and address of issuer:

American General Life Insurance Company
2727-A Allen Parkway
Houston, TX 77019


2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

Separate Account A

3. Investment Company Act File Number:

811-01491

Securities Act File Number:

033-44744; 033-44745

4(a). Last day of fiscal year for which this notice is filed:
December 31, 2014

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
A2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.
Calculation of registration fee:

(i)   Aggregate sale price of securities
      sold during the fiscal year
      pursuant to Section 24f-2:                                 $84,881


(ii)  Aggregate price of securities
      redeemed or repurchased during the
      fiscal year:                             -1,315,082

(iii) Aggregate price of securities
      redeemed or repurchased during any
      prior fiscal year ending no
      earlier than October 11, 1995 that
      were not previously used to reduce
      Registration fees payable to the
      Commission:                              -57,184,873

(iv)  Total available redemption credits
      [add Items 5(ii) and 5(iii)]:            -58,499,955

(v)   Net sales -- if Item 5(i) is
      greater than Item 5(iv) [subtract
      Item 5(iv) from Item 5(i)]:                                    $0

(vi)  Redemption credits available for use
      in future years -- if Item 5(i) is
      less than Item 5(iv)[subtract Item
      5(iv) from Item 5(i)]:                   -58,415,074

(vii) Multiplier for determining
      registration fee (See Instruction
      C9):                                                         x .0001162

(viii)Registration fee due [multiply
      Item 5(v) by Item 5(vii) (Enter
      "0" if no fee is due):                                       =$0

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: None

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: None

7. Interest due -- if this Form is
   being filed more than 90 days
   after the end of the issuer's
   fiscal year (See Instruction D):                             + $0.00


8. Total of the amount of the
   registration fee due plus any
   interest due (line 5(viii) plus line 7):                    = $ 0.00




9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

N/A

Method of Delivery:

[ ] Wire Transfer
[ ] Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.

By (Signature and Title)*:




/s/David S. Jorgensen
Senior Vice President

Date: 3/30/2015

* Please print the name and title of the signing officer below the signature.